Investment Objectives and Goals	Apr. 28, 2025
Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Monthly Income Fund — Target Payout
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary investment objective, capital appreciation.
Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Monthly Income Fund — Flexible Payout
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary investment objective, capital appreciation.
Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Monthly Income Fund — Income Payout
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary investment objective, capital appreciation.